Segment data (Geographic Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net revenues
Sales to external customers	¥ 29,379,510	¥ 27,597,193	¥ 28,403,118
Total net revenues	29,379,510	27,597,193	28,403,118
Operating expenses	26,979,648	25,602,821	25,549,147
Operating income (loss)	2,399,862	1,994,372	2,853,971
Assets	50,308,249	48,750,186	47,427,597
Long-lived assets	10,267,673	10,197,109	9,740,417
Geography Eliminations
Net revenues
Inter-segment sales and transfers	(8,006,406)	(7,134,700)	(7,283,744)
Total net revenues	(8,006,406)	(7,134,700)	(7,283,744)
Operating expenses	(7,986,563)	(7,134,004)	(7,300,860)
Operating income (loss)	(19,843)	(696)	17,116
Assets	6,348,099	6,440,555	6,906,161
Japan | Reportable Geographical Components
Net revenues
Sales to external customers	9,273,672	8,798,903	8,588,437
Inter-segment sales and transfers	6,751,172	6,031,965	6,171,051
Total net revenues	16,024,844	14,830,868	14,759,488
Operating expenses	14,364,926	13,628,623	13,081,966
Operating income (loss)	1,659,918	1,202,245	1,677,522
Assets	15,797,024	14,791,969	14,291,434
Long-lived assets	3,511,663	3,376,157	3,210,376
North America | Reportable Geographical Components
Net revenues
Sales to external customers	10,347,266	10,033,419	10,822,772
Inter-segment sales and transfers	227,144	205,672	229,198
Total net revenues	10,574,410	10,239,091	11,051,970
Operating expenses	10,435,511	9,927,897	10,523,151
Operating income (loss)	138,899	311,194	528,819
Assets	16,936,704	17,365,237	16,622,979
Long-lived assets	5,179,139	5,274,928	4,958,989
Europe | Reportable Geographical Components
Net revenues
Sales to external customers	2,940,243	2,517,601	2,507,292
Inter-segment sales and transfers	244,981	163,438	154,039
Total net revenues	3,185,224	2,681,039	2,661,331
Operating expenses	3,110,198	2,693,283	2,588,915
Operating income (loss)	75,026	(12,244)	72,416
Assets	3,346,179	2,846,469	2,612,210
Long-lived assets	359,355	313,182	309,657
Asia | Reportable Geographical Components
Net revenues
Sales to external customers	4,497,374	4,279,617	4,475,623
Inter-segment sales and transfers	650,765	540,204	528,236
Total net revenues	5,148,139	4,819,821	5,003,859
Operating expenses	4,714,940	4,384,642	4,554,670
Operating income (loss)	433,199	435,179	449,189
Assets	4,893,582	4,486,021	4,415,700
Long-lived assets	797,435	828,619	869,989
Other Countries | Reportable Geographical Components
Net revenues
Sales to external customers	2,320,955	1,967,653	2,008,994
Inter-segment sales and transfers	132,344	193,421	201,220
Total net revenues	2,453,299	2,161,074	2,210,214
Operating expenses	2,340,636	2,102,380	2,101,305
Operating income (loss)	112,663	58,694	108,909
Assets	2,986,661	2,819,935	2,579,113
Long-lived assets	¥ 420,081	¥ 404,223	¥ 391,406